Business acquisition, integration and reorganization costs (Tables)	12 Months Ended
Mar. 31, 2022
Business acquisition, integration and reorganization costs [Abstract]
Business acquisition, integration and reorganization costs

Year ended	March 31,
	2022	2021
	$	$
Acquisition costs	3,964	381
Integration costs	6,808	1,940
Reorganization costs related to modifications to cost structure	845	—
	11,617	2,321